Shareholder Report, Line Graph (Details) DFFQ_DFA Social Fixed Income Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Apr. 05, 2016	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											DFA Social Fixed Income Portfolio – Institutional
Accumulated Value	$ 11,316	$ 10,239	$ 9,966	$ 11,853	$ 11,995	$ 11,154	$ 9,895	$ 10,148	$ 10,075	$ 10,000	$ 12,032
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,069	$ 10,013	$ 9,978	$ 11,834	$ 11,890	$ 11,198	$ 10,042	$ 10,252	$ 10,161	$ 10,000	$ 11,751